Loans (Tables)	12 Months Ended
Dec. 31, 2024
Loans
Major classifications of loans
(Dollars in thousands)
	December 31, 2024	December 31, 2023
Real estate loans:
Construction and land development	$122,328	136,401
Single-family residential	384,509	372,825
Commercial	471,444	425,820
Multifamily and farmland	69,671	63,042
Total real estate loans	1,047,952	998,088

Loans not secured by real estate:
Commercial	63,837	70,544
Farm	401	550
Consumer	6,475	6,966
All other	19,739	16,918

Total loans	1,138,404	1,093,066

Less allowance for credit losses	(9,995)	(11,041)

Total net loans	$1,128,409	1,082,025

Age analysis of past due loans, by loan type
December 31, 2024
(Dollars in thousands)
	Loans 30-89 Days Past Due	Nonaccrual Loans	Total Past Due Loans	Total Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
Real estate loans:
Construction and land development	$131	37	168	122,160	122,328	-
Single-family residential	5,434	3,720	9,154	375,355	384,509	-
Commercial	87	426	513	470,931	471,444	-
Multifamily and farmland	-	-	-	69,671	69,671	-
Total real estate loans	5,652	4,183	9,835	1,038,117	1,047,952	-

Loans not secured by real estate:
Commercial	360	248	608	63,229	63,837	-
Farm	-	-	-	401	401	-
Consumer	33	9	42	6,433	6,475	-
All other	-	-	-	19,739	19,739	-
Total loans	$6,045	4,440	10,485	1,127,919	1,138,404	-
December 31, 2023
(Dollars in thousands)
	Loans 30-89 Days Past Due	Nonaccrual Loans	Total Past Due Loans	Total Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
Real estate loans:
Construction and land development	$5	45	50	136,351	136,401	-
Single-family residential	3,761	3,302	7,063	365,762	372,825	-
Commercial	13	-	13	425,807	425,820	-
Multifamily and farmland	-	76	76	62,966	63,042	-
Total real estate loans	3,779	3,423	7,202	990,886	998,088	-

Loans not secured by real estate:
Commercial	125	463	588	69,956	70,544	-
Farm	-	1	1	549	550	-
Consumer	63	-	63	6,903	6,966	-
All other	-	-	-	16,918	16,918	-
Total loans	$3,967	3,887	7,854	1,085,212	1,093,066	-

Non-accrual loans
	December 31, 2024
	Nonaccrual Loans	Nonaccrual Loans	Total
	With No	With	Nonaccrual
(Dollars in thousands)	Allowance	Allowance	Loans
Real estate loans:
Construction and land development	$37	-	37
Single-family residential	3,720	-	3,720
Commercial	426	-	426
Multifamily and farmland	-	-	-
Total real estate loans	4,183	-	4,183

Loans not secured by real estate:
Commercial	248	-	248
Consumer	9	-	9
Total	$4,440	-	4,440
	December 31, 2023
	Nonaccrual Loans	Nonaccrual Loans	Total
	With No	With	Nonaccrual
(Dollars in thousands)	Allowance	Allowance	Loans
Real estate loans:
Construction and land development	$45	-	45
Single-family residential	3,302	-	3,302
Multifamily and farmland	76	-	76
Total real estate loans	3,423	-	3,423

Loans not secured by real estate:
Commercial	31	432	463
Consumer	1	-	1
Total	$3,455	432	3,887

Non-accrual loans not considered to be collateral dependent
	December 31, 2024
					Financial Assets Not Considered
(Dollars in thousands)	Residential	Developed	Commercial	Business	Collateral
	Property	Land	Property	Assets	Dependent	Total
Real estate loans:
Construction and land development	$-	37	-	-	-	37
Single-family residential	3,720	-	-	-	-	3,720
Commercial	-	-	426	-	-	426
Multifamily and farmland	-	-	-	-	-	-
Total real estate loans	3,720	37	426	-	-	4,183

Loans not secured by real estate:
Commercial	-	-	-	248	-	248
Consumer	-	-	-	-	9	9
Total	$3,720	37	426	248	9	4,440
Collateral Value	$9,648	88	944	272
December 31, 2023
Financial Assets Not Considered
(Dollars in thousands)	Residential	Developed	Multifamily	Business	Collateral
	Property	Land	Property	Assets	Dependent	Total
Real estate loans:
Construction and land development	$-	-	-	-	-	-
Single-family residential	-	-	-	-	-	-
Commercial	-	-	-	-	-	-
Multifamily and farmland	-	-	-	-	-	-
Total real estate loans	-	-	-	-	-	-

Loans not secured by real estate:
Commercial	-	-	-	350	82	432
Consumer	-	-	-	-	-	-
Total	$-	-	-	350	82	432
Collateral Value	$-	-	-	350

Accrued interest receivables written off
(Dollars in thousands)
	For the Year Ended	For the Year Ended
	December 31, 2024	December 31, 2023
Real estate loans:
Single-family residential	$39	33
Commercial	9	-
Total real estate loans	48	33

Loans not secured by real estate:
Commercial	8	12
Consumer	2	1

Total	$58	46

Amortized cost of collateral dependent loans
	December 31, 2024
		Allowance for
(Dollars in thousands)	Amortized Cost	Credit Losses
Real estate loans:
Construction and land development	$37	-
Single-family residential	3,720	-
Commercial	426	-
Multifamily and farmland	-	-
Total real estate loans	4,183	-

Loans not secured by real estate:
Commercial	248	-
Consumer	-	-
Total	$4,431	-
December 31, 2023
Allowance for
(Dollars in thousands)	Amortized Cost	Credit Losses
Real estate loans:
Construction and land development	$-	-
Single-family residential	-	-
Commercial	-	-
Multifamily and farmland	-	-
Total real estate loans	-	-

Loans not secured by real estate:
Commercial	432	432
Consumer	-	-
Total	$432	432

Loan disaggregation by its class and concession granted
(Dollars in thousands)

	Amortized Cost Basis at December 31, 2024	% of Loan Class	Modification Type	Financial Effect
Loan class:
Single-family residential	$229	0.06%	Interest rate reduction and term extension	Adjustable rate loan converted to fixed rate loan and HELOC converted to amortizing term loan
Total	$229
(Dollars in thousands)

	Amortized Cost Basis at December 31, 2023	% of Loan Class	Modification Type	Financial Effect
Loan class:
Single-family residential	$149	0.04%	Term extension	Forbearance agreement on matured home equity line of credit (HELOC) that was modified to 180 month term.
Commercial real estate	669	0.16%	Term extension	Extended existing amortization from 148 months to 173 months to keep existing payment the same with the current market rate.
Commercial not secured by real estate	350	0.49%	Term extension	Matured balloon loan converted to amortizing term loan.
Total	$1,168

Performance of loans
December 31, 2024
(Dollars in thousands)
	Payment Status (Amortized Cost Basis)
	Current	30 - 89 Days Past Due	90 + Days Past Due
Loan type:
Single-family residential	$229
Total	$229	-	-
December 31, 2023
(Dollars in thousands)
	Payment Status (Amortized Cost Basis)
	Current	30 - 89 Days Past Due	90 + Days Past Due
Loan type:
Single-family residential	$149	-	-
Commercial real estate	669	-	-
Commercial not secured by real estate	350
Total	$1,168	-	-

Schedule Of Bank's impaired loans
December 31, 2022
(Dollars in thousands)

	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Recorded Investment in Impaired Loans	Related Allowance	Average Outstanding Impaired Loans	YTD Interest Income Recognized
Real estate loans:
Construction and land development	$110	-	110	110	2	75	8
Single-family residential	14,353	236	13,048	13,284	671	13,951	746
Commercial	1,785	421	1,346	1,767	9	1,916	93
Multifamily and farmland	104	-	91	91	-	96	5
Total impaired real estate loans	16,352	657	14,595	15,252	682	16,038	852

Loans not secured by real estate:
Commercial	116	-	116	116	1	137	8
Consumer	11	-	9	9	-	15	2
Total impaired loans	$16,479	657	14,720	15,377	683	16,190	862

Schedule Of allowance of credit losses
(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Total
Twelve months ended December 31, 2024
Allowance for credit losses:
Beginning balance	$3,913	3,484	2,317	268	812	2	245	11,041
Charge-offs	-	(131)	-	-	(1,134)	-	(716)	(1,981)
Recoveries	-	129	202	-	55	-	165	551
Provision (recovery) for credit losses (1)	(528)	(96)	(197)	(22)	713	(1)	515	384
Ending balance	$3,385	3,386	2,322	246	446	1	209	9,995
Allowance for credit loss-loans	$3,385	3,386	2,322	246	446	1	209	9,995
Allowance for credit loss unfunded loan commitments	1,096	3	-	-	-	-	2	1,101
Total allowance for credit losses	$4,481	3,389	2,322	246	446	1	211	11,096

(1) Excludes provision for credit losses related to unfunded commitments. Note 11,"Commitments and Contingencies" in the consolidated financial statements provides more detail concerning the provision for credit losses related to unfunded commitments.

(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Unallocated	Total
Twelve months ended December 31, 2023
Allowance for credit losses:
Beginning balance	$1,415	3,085	3,207	164	657	-	214	1,752	10,494
Adjustment for CECL implementation (1)	1,584	64	(986)	115	(295)	2	48	(1,752)	(1,220)
Charge-offs	-	-	-	-	(129)	-	(569)	-	(698)
Recoveries	-	171	6	-	67	-	147	-	391
Provision (recovery) for credit losses (1)	914	164	90	(11)	512	-	405	-	2,074
Ending balance	$3,913	3,484	2,317	268	812	2	245	-	11,041
Allowance for credit loss-loans	$3,913	3,484	2,317	268	812	2	245	-	11,041
Allowance for credit loss unfunded loan commitments	1,759	8	-	1	2	-	-	-	1,770
Total allowance for credit losses	$5,672	3,492	2,317	269	814	2	245	-	12,811

(1) Excludes provision for credit losses related to unfunded commitments. Note 11,"Commitments and Contingencies" in the consolidated financial statements provides more detail concerning the provision for credit losses related to unfunded commitments.

(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Unallocated	Total
Twelve months ended December 31, 2022
Allowance for loan losses:
Beginning balance	$1,193	2,877	2,234	150	711	-	110	2,080	9,355
Charge-offs	-	(128)	-	-	(33)	-	(591)	-	(752)
Recoveries	-	229	9	-	72	-	109	-	419
Provision	222	107	964	14	(93)	-	586	(328)	1,472
Ending balance	$1,415	3,085	3,207	164	657	-	214	1,752	10,494

Allowance for loan losses December 31, 2022

Ending balance: individually evaluated for impairment	$-	633	6	-	-	-	-	-	639
Ending balance: collectively evaluated for impairment	1,415	2,452	3,201	164	657	-	214	1,752	9,855
Ending balance	$1,415	3,085	3,207	164	657	-	214	1,752	10,494

Loans at December 31, 2022
Ending balance	$114,446	342,281	406,750	65,562	81,307	938	21,324	-	1,032,608
Ending balance: individually evaluated for impairment	$-	9,092	1,388	-	-	-	-	-	10,480
Ending balance: collectively evaluated for impairment	$114,446	333,189	405,362	65,562	81,307	938	21,324	-	1,022,128

Schedule of credit quality indicator and amortized cost of bank's loan
	Term Loans by Origination Year							Revolving
								Loans
(dollars in thousands)							Revolving	Converted to	Total
	2024	2023	2022	2021	2020	Prior	Loans	Term Loans	Loans
December 31, 2024
Real Estate Loans
Construction and land
development
Pass	$41,171	29,503	34,495	6,836	5,792	4,020	-	-	121,817
Watch	-	-	-	443	-	-	-	-	443
Substandard	-	-	-	-	-	68	-	-	68
Total Construction and
land development	$41,171	29,503	34,495	7,279	5,792	4,088	-	-	122,328
Single family
Pass	$22,169	35,865	73,663	43,900	22,363	66,074	113,067	-	377,101
Watch	-	-	-	-	-	1,469	993	-	2,462
Substandard	-	31	1,000	-	124	3,467	324	-	4,946
Total single family	$22,169	35,896	74,663	43,900	22,487	71,010	114,384	-	384,509
Commercial
Pass	$56,411	46,589	135,881	71,066	58,223	97,122	2,296	-	467,588
Watch	-	-	-	-	87	2,943	-	-	3,030
Substandard	-	-	-	-	400	426	-	-	826
Total commercial	$56,411	46,589	135,881	71,066	58,710	100,491	2,296	-	471,444
Multifamily and farmland
Pass	$998	8,455	20,786	20,638	6,055	12,186	443	-	69,561
Watch	-	-	-	-	-	43	-	-	43
Substandard	-	-	-	-	-	67	-	-	67
Total multifamily and
farmland	$998	8,455	20,786	20,638	6,055	12,296	443	-	69,671
Total real estate loans	$120,749	120,443	265,825	142,883	93,044	187,885	117,123	-	1,047,952
Loans not secured by real estate
Commercial
Pass	$9,153	11,335	6,045	3,107	1,707	11,864	20,032	-	63,243
Watch	-	-	136	19	23	167	1	-	346
Substandard	-	25	223	-	-	-	-	-	248
Total Commercial	$9,153	11,360	6,404	3,126	1,730	12,031	20,033	-	63,837
Farm
Pass	$53	195	17	50	-	-	86	-	401
Watch	-	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-	-
Total farm	$53	195	17	50	-	-	86	-	401
Consumer
Pass	$1,777	1,232	666	176	99	64	2,397	-	6,411
Watch	-	-	53	-	-	-	-	-	53
Substandard	-	-	-	-	-	8	3	-	11
Total consumer	$1,777	1,232	719	176	99	72	2,400	-	6,475
All other
Pass	$972	-	10,002	376	217	2,878	5,164	-	19,609
Watch	-	-	-	-	-	130	-	-	130
Substandard	-	-	-	-	-	-	-	-	-
Total all other	$972	-	10,002	376	217	3,008	5,164	-	19,739
Total loans not secured
by real estate	$11,955	12,787	17,142	3,728	2,046	15,111	27,683	-	90,452
Total loans	$132,704	133,230	282,967	146,611	95,090	202,996	144,806	-	1,138,404
	Term Loans by Origination Year							Revolving
								Loans
(dollars in thousands)							Revolving	Converted to	Total
	2023	2022	2021	2020	2019	Prior	Loans	Term Loans	Loans
December 31, 2023
Real Estate Loans
Construction and land
development
Pass	$40,034	71,429	10,736	6,692	1,721	3,914	1,337	-	135,863
Watch	-	-	448	-	-	-	-	-	448
Substandard	-	-	-	-	-	90	-	-	90
Total Construction and
land development	$40,034	71,429	11,184	6,692	1,721	4,004	1,337	-	136,401
Single family
Pass	$32,333	76,326	47,490	24,813	12,984	64,847	106,962	-	365,755
Watch	-	-	-	-	89	1,389	860	-	2,338
Substandard	-	-	-	-	11	4,342	379	-	4,732
Total single family	$32,333	76,326	47,490	24,813	13,084	70,578	108,201	-	372,825
Commercial
Pass	$45,755	109,255	78,645	61,973	29,579	92,753	2,158	-	420,118
Watch	232	-	-	116	-	4,943	-	-	5,291
Substandard	-	-	-	411	-	-	-	-	411
Total commercial	$45,987	109,255	78,645	62,500	29,579	97,696	2,158	-	425,820
Multifamily and farmland
Pass	$7,987	13,286	21,512	6,624	3,158	9,851	501	-	62,919
Watch	-	-	-	-	-	47	-	-	47
Substandard	-	-	-	-	-	76	-	-	76
Total multifamily and
farmland	$7,987	13,286	21,512	6,624	3,158	9,974	501	-	63,042
Total real estate loans	$126,341	270,296	158,831	100,629	47,542	182,252	112,197	-	998,088
Loans not secured by real estate
Commercial
Pass	$9,561	14,122	4,841	2,942	2,232	12,030	23,411	-	69,139
Watch	-	-	-	-	57	102	783	-	942
Substandard	31	-	-	-	-	-	-	-	31
Loss	-	82	-	-	-	-	350		432
Total Commercial	$9,592	14,204	4,841	2,942	2,289	12,132	24,544	-	70,544
Farm
Pass	$198	42	83	-	1	27	199	-	550
Watch	-	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-	-
Total farm	$198	42	83	-	1	27	199	-	550
Consumer
Pass	$2,262	1,352	404	222	72	58	2,591	-	6,961
Watch	-	-	-	-	-	-	-	-	-
Substandard	-	-	2	-	-	-	3	-	5
Total consumer	$2,262	1,352	406	222	72	58	2,594	-	6,966
All other
Pass	$79	6,401	474	274	599	3,698	5,256	-	16,781
Watch	-	-	-	-	-	74	63	-	137
Substandard	-	-	-	-	-	-	-	-	-
Total all other	$79	6,401	474	274	599	3,772	5,319	-	16,918
Total loans not secured
by real estate	$12,131	21,999	5,804	3,438	2,961	15,989	32,656	-	94,978
Total loans	$138,472	292,295	164,635	104,067	50,503	198,241	144,853	-	1,093,066

Schedule of credit quality indicator gross loan charge off
December 31, 2024	Gross Loan Charge-offs by Origination Year							Revolving
								Loans
(dollars in thousands)							Revolving	Converted to	Total
	2024	2023	2022	2021	2020	Prior	Loans	Term Loans	Loans
Real estate loans:
Construction and land development	$-	-	-	-	-	-	-	-	-
Single-family residential	-	-	126	-	-	6	-	-	132
Commercial	-	-	-	-	-	-	-	-	-
Multifamily and farmland	-	-	-	-	-	-	-	-	-
Total real estate loans	-	-	126	-	-	6	-	-	132
Loans not secured by real estate:
Commercial	-	447	397	74	179	36	-	-	1,133
Consumer	5	37	9	-	1	557	-	-	609
All other	-	-	-	-	-	107	-	-	107

Total gross charge-offs	$5	484	532	74	180	706	-	-	1,981
December 31, 2023	Gross Loan Charge-offs by Origination Year							Revolving
Loans
(dollars in thousands)							Revolving	Converted to	Total
	2023	2022	2021	2020	2019	Prior	Loans	Term Loans	Loans
Real estate loans:
Construction and land development	$-	-	-	-	-	-	-	-	-
Single-family residential	-	-	-	-	-	-	-	-	-
Commercial	-	-	-	-	-	-	-	-	-
Multifamily and farmland	-	-	-	-	-	-	-	-	-
Total real estate loans	-	-	-	-	-	-	-	-	-
Loans not secured by real estate:
Commercial	-	49	51	16	-	13	-	-	129
Farm	-	-	-	-	-	-	-	-	-
Consumer	-	41	53	6	1	468	-	-	569
All other	-	-	-	-	-	-	-	-	-

Total gross charge-offs	$-	90	104	22	1	481	-	-	698